Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	ICON FUNDS
Entity Central Index Key	0001025770
Amendment Flag	false
Entity Inv Company Type	N-1A
Document Creation Date	Jan. 24, 2020
Document Effective Date	Jan. 24, 2020
Prospectus Date	Jan. 24, 2020
ICON Equity Income Fund | Class A
Prospectus [Line Items]
Trading Symbol	IEQAX
ICON Equity Income Fund | Class C
Prospectus [Line Items]
Trading Symbol	IOECX
ICON Equity Income Fund | Class S
Prospectus [Line Items]
Trading Symbol	IOEZX
ICON Flexible Bond Fund | Class A
Prospectus [Line Items]
Trading Symbol	IOBAX
ICON Flexible Bond Fund | Class C
Prospectus [Line Items]
Trading Symbol	IOBCX
ICON Flexible Bond Fund | Class S
Prospectus [Line Items]
Trading Symbol	IOBZX
ICON Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICNAX
ICON Fund | Class C
Prospectus [Line Items]
Trading Symbol	ICNCX
ICON Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICNZX
ICON Long/Short Fund | Class A
Prospectus [Line Items]
Trading Symbol	ISTAX
ICON Long/Short Fund | Class C
Prospectus [Line Items]
Trading Symbol	IOLCX
ICON Long/Short Fund | Class S
Prospectus [Line Items]
Trading Symbol	IOLZX
ICON Opportunities Fund | Single Class
Prospectus [Line Items]
Trading Symbol	ICONX
ICON Risk-Managed Balanced Fund | Class A
Prospectus [Line Items]
Trading Symbol	IOCAX
ICON Risk-Managed Balanced Fund | Class C
Prospectus [Line Items]
Trading Symbol	IOCCX
ICON Risk-Managed Balanced Fund | Class S
Prospectus [Line Items]
Trading Symbol	IOCZX
ICON Consumer Discretionary Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICCAX
ICON Consumer Discretionary Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICCCX
ICON Consumer Staples Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICRAX
ICON Consumer Staples Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICLEX
ICON Energy Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICEAX
ICON Energy Fund | Class C
Prospectus [Line Items]
Trading Symbol	ICEEX
ICON Energy Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICENX
ICON Financial Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICFAX
ICON Financial Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICFSX
ICON Healthcare Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICHAX
ICON Healthcare Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICHCX
ICON Industrials Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICIAX
ICON Industrials Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICTRX
ICON Information Technology Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICTTX
ICON Information Technology Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICTEX
ICON Natural Resources Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICBAX
ICON Natural Resources Fund | Class C
Prospectus [Line Items]
Trading Symbol	ICBCX
ICON Natural Resources Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICBMX
ICON Utilities Fund | Class A
Prospectus [Line Items]
Trading Symbol	ICTVX
ICON Utilities Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICTUX
ICON Emerging Markets Fund | Class A
Prospectus [Line Items]
Trading Symbol	IPCAX
ICON Emerging Markets Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICARX
ICON International Equity Fund | Class A
Prospectus [Line Items]
Trading Symbol	IIQAX
ICON International Equity Fund | Class C
Prospectus [Line Items]
Trading Symbol	IIQCX
ICON International Equity Fund | Class S
Prospectus [Line Items]
Trading Symbol	ICNEX